Defined benefit plans - Summary of composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Debt securities	₩ 31,140	₩ 43,607
Due from banks	2,220,218	1,915,361
Other	288,274	337,717
Plan assets	₩ 2,539,632	₩ 2,296,685